Condensed Consolidated Statements of Operations (Unaudited) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Revenue:
Total revenue		$ 2,246,897	$ 2,681,008	$ 4,487,882	$ 5,295,626	$ 9,897,233	$ 8,826,206
Cost and Expenses
Cost of revenue		1,213,422	2,737,486	2,725,711	6,348,468	10,331,595	20,675,611
Technology and development		734,920	919,859	1,636,701	2,246,738	4,345,748	5,176,391
Sales and marketing		214,770	1,154,032	1,017,341	3,859,994	5,767,036	6,734,205
General and administrative		1,656,036	2,168,326	4,054,948	4,642,103	17,245,096	12,695,839
Impairment of balances with government authorities						3,875,767
Total costs and expenses		3,819,148	6,979,703	9,434,701	17,097,303	41,565,242	45,282,046
Loss from operations before income tax		(1,572,251)	(4,298,695)	(4,946,819)	(11,801,677)	(31,668,009)	(36,455,840)
Finance costs		2,160,178	8,363,800	2,320,963	29,884,357	13,898,735	27,570,752
Finance costs to related parties			12,915		25,777	38,203	64,844
Gain on troubled debt restructuring		(352,447)		(352,447)
Other income, net		(28,007)	(271,497)	(1,031,781)	(522,716)	(11,316,472)	(2,043,556)
Other income from related parties			(1,626)		(5,676)	(11,224)	(15,804)
Loss before income taxes		(3,351,975)	(12,402,287)	(5,883,554)	(41,183,419)	(34,277,251)	(62,032,076)
Provision for income taxes
Net loss attributable to Common Stockholders		$ (3,351,975)	$ (12,402,287)	$ (5,883,554)	$ (41,183,419)	$ (34,277,251)	$ (62,032,076)
Net loss per share *
Basic (in Dollars per share)	[1]	$ (4.43)	$ (2,568.82)	$ (8.16)	$ (8,530.12)	$ (204.91)	$ (11,612.14)
Diluted (in Dollars per share)	[1]	$ (4.43)	$ (2,568.82)	$ (8.16)	$ (8,530.12)	$ (204.91)	$ (11,612.14)
Weighted average shares used in computing loss per share: *
Basic (in Shares)	[1]	756,980	4,828	721,249	4,828	167,277	5,342
Diluted (in Shares)	[1]	756,980	4,828	721,249	4,828	167,277	5,342
Revenues from Services
Revenue:
Total revenue		$ 2,239,538	$ 2,681,008	$ 4,445,940	$ 5,295,626	$ 9,836,434	$ 8,586,785
Other Revenues
Revenue:
Total revenue		$ 7,359		$ 41,942		60,799	73,587
Income from Rentals
Revenue:
Total revenue							$ 165,834

[1]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 4)